Segmental information - Summary of reconciliations of segment reporting information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segmental information
Segment Adjusted EBITDA	€ 274,338	€ 211,444	€ 187,862
Finance income	12,848	5,250	5,297
Finance costs	(33,731)	(41,447)	(32,540)
Depreciation and amortization	(206,362)	(184,813)	(129,375)
Amortization of sport rights	160,017	140,200	94,312
Foreign currency gains, net	23,205	26,690	5,437
Share based compensation	(39,712)	(28,637)	(15,431)
Restructuring costs	(8,005)	(5,528)
Non-routine litigation costs		(19,045)
Share of loss of equity-accounted investees	(3,699)	(4,082)	(1,485)
Loss on disposal of equity-accounted investee	(13,604)
Impairment loss on goodwill and intangible assets	(9,854)
Impairment (loss) income on other financial assets	(202)	5	(5,889)
Remeasurement of previously held equity-accounted investee	0	7,698
Professional Fees for SOX and ERP Implementations	(505)	(4,298)
One-time charitable donation for Ukrainian relief activities		(146)
Unallocated corporate expenses	(107,538)	(85,598)	(85,849)
Net income before tax	47,196	17,790	€ 23,824
SportTech [Member]
Segmental information
Share of loss of equity-accounted investees	€ (3,699)	€ (3,985)